Segment Reporting	6 Months Ended
Jun. 30, 2020
Operating segments [Abstract]
Segment reporting	Segment reporting
    The Group’s activities are carried out through five reportable segments: four regional mass-market vehicle segments (North America, LATAM, APAC and EMEA) and Maserati, our global luxury brand segment. These reportable segments reflect the operating segments of the Group that are regularly reviewed by the Chief Executive Officer, who is the “chief operating decision maker”, for making strategic decisions, allocating resources and assessing performance, and that exceed the quantitative threshold provided in IFRS 8 – Operating Segments (“IFRS 8”), or whose information is considered useful for the users of the financial statements.
    The Group’s four regional mass-market vehicle reportable segments deal with the design, engineering, development, manufacturing, distribution and sale of passenger cars, light commercial vehicles and related parts and services in specific geographic areas: North America (U.S., Canada, Mexico and Caribbean islands), LATAM (South and Central America), APAC (Asia and Pacific countries) and EMEA (Europe, Middle East and Africa). The Group's global luxury brand reportable segment, Maserati, deals with the design, engineering, development, manufacturing, worldwide distribution and sale of luxury vehicles under the Maserati brand.
    Other activities includes the results of our industrial automation systems design and production business and our cast iron and aluminum components business, as well as the activities and businesses that are not operating segments under IFRS 8. In addition, Unallocated items and eliminations includes consolidation adjustments and eliminations. Financial income and expenses and income taxes are not attributable to the performance of the segments as they do not fall under the scope of their operational responsibilities.
    Adjusted Earnings Before Interest and Taxes (“Adjusted EBIT”) is the measure used by the chief operating decision maker to assess performance, allocate resources to the Group's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted EBIT excludes certain adjustments from Net (loss)/profit from continuing operations including gains/(losses) on the disposal of investments, restructuring, impairments, asset write-offs and unusual income/(expenses) that are considered rare or discrete events that are infrequent in nature, and also excludes Net financial expenses and Tax expense/(benefit). See below for a reconciliation of Net (loss)profit from continuing operations, which is the most directly comparable measure included in our Semi-Annual Condensed Consolidated Income Statement, to Adjusted EBIT. Operating assets are not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by IFRS 8, the related information is not provided.
    The following tables summarize selected financial information by segment three and six months ended June 30, 2020 and 2019:

	Mass-Market Vehicles
Three months ended June 30, 2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€8,209	€477	€427	€2,232	€185	€354	€(177)	€11,707
Revenues from transactions with other segments	(2)	(1)	(11)	(18)	(1)	(144)	177	—
Revenues from external customers	€8,207	€476	€416	€2,214	€184	€210	€—	€11,707

Net loss from continuing operations								€(1,048)
Tax benefit								€(135)
Net financial expenses								€237
Adjustments:
Restructuring costs, net of reversals(1)	18	—	—	—	3	2	—	23
Losses on disposal of investments	—	—	—	—	—	1	—	1
Other	(9)	—	—	—	(1)	(16)	20	(6)
Adjusted EBIT	€39	€(96)	€(59)	€(589)	€(99)	€(111)	€(13)	€(928)

Share of profit of equity method investees	€—	€—	€(41)	€65	€—	€2	€—	€26
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(1) Restructuring costs primarily in North America.

	Mass-Market Vehicles
Three months ended June 30, 2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€17,639	€2,050	€762	€5,564	€343	€782	€(399)	€26,741
Revenues from transactions with other segments	(13)	9	(14)	(20)	(2)	(359)	399	—
Revenues from external customers	€17,626	€2,059	€748	€5,544	€341	€423	€—	€26,741

Net profit from continuing operations								€793
Tax expense								€317
Net financial expenses								€260
Adjustments:
Impairment expense and supplier obligations(1)	51	—	—	—	62	—	—	113
Gains on disposal of investments	—	—	—	—	—	(7)	—	(7)
Restructuring costs, net of reversals	(9)	—	—	—	—	1	—	(8)
Other(2)	39	2	—	—	9	1	8	59
Adjusted EBIT	€1,565	€110	€(12)	€22	€(119)	€(42)	€3	€1,527

Share of profit of equity method investees	€—	€—	€(34)	€82	€—	€6	€—	€54
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(1) Impairment expense primarily related to North America and Maserati
(2) Included within Other are costs primarily relating to litigation proceedings.

	Mass-Market Vehicles
Six months ended June 30, 2020	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€22,750	€1,799	€893	€5,964	€439	€915	€(486)	€32,274
Revenues from transactions with other segments	(6)	(3)	(21)	(35)	(3)	(418)	486	—
Revenues from external customers	€22,744	€1,796	€872	€5,929	€436	€497	€—	€32,274

Net loss from continuing operations								€(2,742)
Tax expense								€690
Net financial expenses								€450
Adjustments:
Impairment expense and supplier obligations(1)	16	161	—	178	288	—	—	643
Restructuring costs, net of reversals(2)	18	18	—	—	3	4	—	43
Gains on disposal of investments	—	—	—	—	—	(4)	—	(4)
Other(3)	7	—	—	—	(1)	2	36	44
Adjusted EBIT	€587	€(123)	€(118)	€(859)	€(174)	€(186)	€(3)	€(876)

Share of profit of equity method investees	€—	€—	€(79)	€145	€—	€4	€—	€70
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(1) Impairment expense primarily as a result of impairments recognized in LATAM, EMEA and Maserati (Refer to Note 7, Other intangible assets).
(2) Restructuring costs, primarily in North America and LATAM, related to the recognition of provisions for workforce restructuring.
(3) Other costs, primarily relating to litigation proceedings (refer to Note 18, Guarantees granted, commitments and contingent liabilities, in the Semi-Annual Condensed Consolidated Financial Statements included elsewhere in this report for further details).

	Mass-Market Vehicles
Six months ended June 30, 2019	North America	LATAM	APAC	EMEA	Maserati	Other activities	Unallocated items & eliminations	FCA
	(€ million)
Revenues	€33,696	€3,982	€1,354	€10,634	€814	€1,453	€(711)	€51,222
Revenues from transactions with other segments	(17)	(5)	(25)	(38)	(5)	(621)	711	—
Revenues from external customers	€33,679	€3,977	€1,329	€10,596	€809	€832	€—	€51,222

Net profit from continuing operations								€1,301
Tax expense								€529
Net financial expenses								€504
Adjustments:
Restructuring costs, net of reversals(1)	26	128	—	37	—	5	—	196
Impairment expense and supplier obligations(2)	87	—	—	6	62	—	—	155
Brazilian indirect tax - reversal of liability/recognition of credits(3)	—	(164)	—	—	—	—	—	(164)
Gains on disposal of investments	—	—	—	—	—	(7)	—	(7)
Other(4)	53	3	—	1	8	(10)	25	80
Adjusted EBIT	€2,609	€215	€(21)	€3	€(108)	€(92)	€(12)	€2,594

Share of profit of equity method investees	€—	€—	€(54)	€160	€—	€9	€—	€115
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(1) Restructuring costs of €196 million related to LATAM, EMEA and North America, of which €76 million related to the write-down of Property, plant and equipment and €120 million related to the recognition of provisions for restructuring, of which €55 million was recognized within the LATAM segment, €36 million was recognized within EMEA and €26 million within North America.
(2) Impairment expense primarily related to North America and Maserati.
(3) Recognition of credits for amounts paid in prior years in relation to indirect taxes in Brazil.
(4) Included within Other are costs primarily relating to litigation proceedings.